Particulars of Employees (including Directors) (Tables)	6 Months Ended
Dec. 31, 2025
Additional information [abstract]
Schedule of particulars of employees (including directors)

	Six Months Ended December 31
	2025	2024
The average number of staff employed by the group during the period (including directors):
Number of operational staff	10,329	10,541
Number of administrative staff	1,192	1,250
Number of management staff	8	8
Total	11,529	11,799